Share-Based Compensation (Details) - USD ($)		1 Months Ended					3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 05, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2025
Share-Based Compensation [Line Items]
Number of options granted							0				1,371,415
Exercise price (in Dollars per share)							$ 0.28				$ 0.48
Grant date fair value converted price (in Dollars per share)	$ 0.14
Options to purchase		67,495					147,579	85,496		67,495
Total purchase price (in Dollars)		$ 33,073					$ 41,759	$ 37,453		$ 33,073
Number of outstanding options							2,378,173	2,537,602			2,537,602	1,335,078
Common stock reserved for issuance								1,272,270			1,272,270		559,286
Unrecognized compensation cost (in Dollars)							$ 2,800,000	$ 3,200,000			$ 3,200,000
Weighted average period							2 years 11 months 15 days				3 years 3 months 25 days
Total intrinsic value of options (in Dollars)							$ 1,100,000	700,000			$ 700,000
Aggregate intrinsic value of options outstanding and exercisable (in Dollars)							4,500,000	9,100,000			9,100,000
Stock-based compensation expense (in Dollars)							$ 984,393				$ 1,323,936	$ 52,000
Weighted-average grant-date fair values (in Dollars per share)							$ 0				$ 10.23
Options forfeited											7,900
Reversal of share based compensation expense (in Dollars)											$ 2,667
Awards of forfeited											3,000
Awards Vest [Member]
Share-Based Compensation [Line Items]
Percentage of vest shares											25.00%
Subject Vesting Shares [Member]
Share-Based Compensation [Line Items]
Percentage of vest shares											25.00%
2024 Incentive Award Plan [Member]
Share-Based Compensation [Line Items]
Awards granted (in Dollars)							$ 500,000				$ 500,000
Non-employee director, post combination (in Dollars)							$ 1,000,000				$ 1,000,000
Common stock reserved for issuance							5,120,881
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options							575,955				594,955
Options expire term							Dec. 07, 2030				Dec. 07, 2030
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options							71,395				71,395
Options expire term							Mar. 15, 2031				Mar. 15, 2031
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options							169,158				273,579
Options expire term							Apr. 04, 2030				Apr. 04, 2030
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options							210,000				234,160
Options expire term							Apr. 08, 2031				Apr. 08, 2031
Equity Option [Member]
Share-Based Compensation [Line Items]
Weighted-average grant-date fair values (in Dollars per share)											$ 2.82
Employees [Member]
Share-Based Compensation [Line Items]
Reversal of share based compensation expense (in Dollars)											$ 2,666
2024 Employee Stock Purchase Plan [Member]
Share-Based Compensation [Line Items]
Common stock reserved for issuance							1,074,213
Percentage of fair market value							85.00%
Percentage of employee's eligible compensation							15.00%
Maximum contribution of employee's eligible compensation for purchase of stock (in Dollars)							$ 25,000
Number of shares of common stock outstanding, percentage							1.00%
Number of shares issued							0		0
Related Party [Member] | 2024 Incentive Award Plan [Member]
Share-Based Compensation [Line Items]
Due from related party receivable (in Dollars)							$ 84,684	$ 100,000			$ 100,000
Legacy Montana Options [Member]
Share-Based Compensation [Line Items]
Terms of award							seven years
Number of outstanding options							1,026,508	1,174,089			1,174,089
Restricted Stock Units with Service-Only Conditions [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation cost (in Dollars)							$ 6,800,000
Weighted average period							2 years 11 months 1 day
Awards granted							465,044
Restricted Stock Units with Service-Only Conditions [Member] | Awards Vest [Member]
Share-Based Compensation [Line Items]
Percentage of vest shares							33.33%
Restricted Stock Units with Service-Only Conditions [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Awards granted							357,764
Restricted Stock Units with Service-Only Conditions [Member] | Non-employee Equity Method Investees [Member]
Share-Based Compensation [Line Items]
Awards granted							107,280
Restricted Stock Units with Market-Based Conditions [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation cost (in Dollars)							$ 4,800,000
Weighted average period							2 years 10 months 13 days
Awards granted							496,483
Restricted Stock Units with Market-Based Conditions [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Awards granted							475,298
Restricted Stock Units with Market-Based Conditions [Member] | Non-employee Equity Method Investees [Member]
Share-Based Compensation [Line Items]
Awards granted							21,185
Restricted Stock Units with Performance-Based Conditions [Member]
Share-Based Compensation [Line Items]
Awards granted							201,279
Stock-based compensation expense (in Dollars)							$ 0
Restricted Stock Units with Performance-Based Conditions [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Awards granted							192,691
Restricted Stock Units with Performance-Based Conditions [Member] | Non-employee Equity Method Investees [Member]
Share-Based Compensation [Line Items]
Awards granted							8,588
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation cost (in Dollars)								$ 3,500,000			$ 3,500,000
Awards granted											523,300
Estimated weighted-average amortization period											3 years 3 months 25 days
Minimum [Member] | 2024 Employee Stock Purchase Plan [Member]
Share-Based Compensation [Line Items]
Options to purchase							12,000
Class A Common Stock [Member]
Share-Based Compensation [Line Items]
Number of options granted	383,151
Exercise price (in Dollars per share)	$ 0.49
Options to purchase			8,000	2,141,839	2,141,839	2,141,839
Total purchase price (in Dollars)			$ 3,920	$ 56,250	$ 56,250	$ 56,250